Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component

	Three months ended March 31,
	2023	2022
	$	$
Stock options	566	397
DSUs	229	204
RSUs	437	449
ESPP	35	44
	1,267	1,094
The following table presents share-based compensation expense by function for the three months ended March 31:

	Three months ended March 31,
	2023	2022
	$	$
Cost of revenue	25	107
General and administrative	733	675
Sales and marketing	445	346
Research and development	64	(34)
	1,267	1,094

Schedule of Changes in Stock Options
The changes in the number of stock options during the three months ended March 31, 2023 and 2022 were as follows:

	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,349,001	13.60	1,283,088	12.00
Options granted	207,127	52.38	34,667	54.26
Options forfeited	(11,915)	46.32	(1,897)	16.00
Options exercised	(8,735)	16.00	(34,853)	34.62

Options outstanding – March 31	1,535,478	18.56	1,281,005	12.52
Options exercisable – March 31	1,003,393	4.83	891,286	3.84

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable	The weighted average fair value of share options granted during the three months ended March 31, 2023 and 2022 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2023	2022
	C$	C$
Weighted average stock price valuation	$52.38	$54.26
Weighted average exercise price	$52.38	$54.26
Risk-free interest rate	2.98%	2.03%
Expected life in years	4.5	6.25
Expected dividend yield	—%	—%
Volatility	65%	61%
Weighted average fair value of options issued	$28.26	$31.67
The following table is a summary of the Company’s stock options outstanding as at March 31, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.21	0.0001 - 1.09	784,368
8.86 - 11.06	51,811	7.71	8.86 - 11.06	35,126
15.79 - 16.00	246,312	6.53	15.79 - 16.00	139,060
26.43 - 95.12	452,987	7.57	26.43 - 95.12	44,839
	1,535,478	5.57		1,003,393

The following table is a summary of the Company’s stock options outstanding as at March 31, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	5.21	0.0001 - 1.09	748,368
8.86 - 11.06	54,553	8.47	8.86 - 11.06	23,826
15.79 - 16.00	275,697	7.53	15.79 - 16.00	100,509
26.43 - 95.12	166,387	9.33	26.43 - 95.12	18,583
	1,281,005	6.39		891,286

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices
The following table is a summary of the Company’s stock options outstanding as at March 31, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.21	0.0001 - 1.09	784,368
8.86 - 11.06	51,811	7.71	8.86 - 11.06	35,126
15.79 - 16.00	246,312	6.53	15.79 - 16.00	139,060
26.43 - 95.12	452,987	7.57	26.43 - 95.12	44,839
	1,535,478	5.57		1,003,393

The following table is a summary of the Company’s stock options outstanding as at March 31, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	5.21	0.0001 - 1.09	748,368
8.86 - 11.06	54,553	8.47	8.86 - 11.06	23,826
15.79 - 16.00	275,697	7.53	15.79 - 16.00	100,509
26.43 - 95.12	166,387	9.33	26.43 - 95.12	18,583
	1,281,005	6.39		891,286

Schedule of Number of DSUs and RSUs Granted
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2022	87,222
Granted (at C$43.93 per unit)	1,862
DSUs - March 31, 2023	89,084
RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2022	103,626
Granted (at C$52.38 per unit)	111,724
Released (at C$54.26 - $86.38 per unit)	(5,249)
Forfeited (at C$54.26 - $86.38 per unit)	(3,509)
RSUs - March 31, 2023	206,592